                                                   UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                             WASHINGTON, D.C. 20549

                                                          FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                                                               SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                                                       USAA MUTUAL FUNDS TRUST
                                                                                       9800 FREDERICKSBURG ROAD
                                                                                       SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VIRGINIA BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2009

[Graphic of USAA logo]

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VIRGINIA BOND FUND
DECEMBER 31, 2009

                                                                                                                                                               (Form N-Q)

48464 -0210                                                                                                  ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2009 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the market values of the securities.

(INS)
Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
PRE	Prerefunded to a date prior to maturity

1|  USAA Virginia Bond Fund

PORTFOLIO OF INVESTMENTS

USAA Virginia Bond Fund
December 31, 2009 (unaudited)

Principal Amount (000)	Security Coupon Rate		Final Maturity	Market Value (000)

	FIXED-RATE INSTRUMENTS (96.0%)
	Virginia (91.1%)
$3,305	Abingdon Town IDA	5.25%	7/01/2016	$3,326
1,360	Abingdon Town IDA	5.38	7/01/2028	1,361
2,500	Albemarle County IDA	5.00	1/01/2031	2,220
5,755	Alexandria IDA (INS) (PRE)	5.90	10/01/2020	6,057
12,480	Alexandria IDA (INS) (PRE)	5.90	10/01/2030	13,134
1,000	Amherst IDA	5.00	9/01/2026	975
2,000	Amherst IDA	4.75	9/01/2030	1,811
5,310	Bedford County EDA (INS)	5.25	5/01/2031	5,494
8,065	Biotechnology Research Park Auth. (PRE)	5.00	9/01/2021	8,657
2,615	Capital Region Airport Commission (INS)	5.00	7/01/2031	2,720
1,390	College Building Auth. (PRE)	5.80	4/01/2016	1,423
6,215	College Building Auth. (PRE)	5.00	9/01/2019	6,408
1,000	College Building Auth. (PRE)	6.00	4/01/2020	1,024
6,530	College Building Auth.	5.00	9/01/2020	6,688
5,000	College Building Auth.	5.00	6/01/2029	4,343
11,710	College Building Auth.	5.00	6/01/2036	9,895
3,290	College Building Auth. (PRE)	5.00	6/01/2036	3,828
5,400	Commonwealth Housing Dev. Auth.	4.60	4/01/2028	5,339
4,005	Commonwealth Port Auth.	5.00	7/01/2030	4,208
3,715	Dinwiddie County IDA (INS)	5.00	2/15/2034	3,679
11,145	Fairfax (INS)	4.75	1/15/2035	11,449
1,255	Fairfax	4.75	1/15/2036	1,289
7,100	Fairfax County EDA	5.00	10/01/2027	6,624
12,700	Fairfax County EDA (INS)	5.00	4/01/2029	13,269
7,980	Fairfax County EDA	5.00	1/15/2030	8,354
6,150	Fairfax County EDA	5.00	4/01/2032	6,309
5,750	Fairfax County EDA	4.88	10/01/2036	4,748
7,500	Fairfax County EDA	5.13	10/01/2037	6,664
1,000	Fairfax County IDA	5.25	5/15/2026	1,074
2,000	Fairfax County Redevelopment and Housing Auth.	6.00	12/15/2028	2,002
5,235	Fairfax County Water Auth. (PRE)	5.63	4/01/2025	5,358
1,000	Fairfax County Water Auth. (PRE)	5.75	4/01/2030	1,024
5,770	Farms of New Kent Community Dev. Auth.	5.45	3/01/2036	3,791
12,275	Fauquier County IDA (INS)	5.25	10/01/2025	12,300
1,000	Fauquier County IDA	5.00	10/01/2027	965
8,825	Fauquier County IDA	5.25	10/01/2037	8,500
6,195	Frederick County IDA (INS)	4.75	6/15/2036	6,167
2,500	Fredericksburg City EDA	5.25	6/15/2023	2,651
7,500	Front Royal & Warren County IDA (INS)	5.00	4/01/2029	7,690
7,085	Galax IDA (INS)	5.75	9/01/2020	7,087
9,030	Hampton (INS)	5.25	1/15/2023	9,151
9,000	Hampton Roads Sanitation District	5.00	4/01/2033	9,565
12,185	Hanover County IDA (INS)	6.38	8/15/2018	13,572
10,000	Harrisonburg IDA (INS)	4.50	8/15/2039	8,124
10,000	Henrico County	5.00	5/01/2036	10,488
3,200	Henrico County EDA	5.00	10/01/2027	2,828
9,350	Henrico County EDA	5.60	11/15/2030	9,428
400	Henrico County EDA (PRE)	5.60	11/15/2030	453

                                                                                                                                                                                                                                                                                   Portfolio of Investments |  2

Principal Amount (000)	Security Coupon Rate		Final Maturity	Market Value (000)

$5,170	Henrico County EDA	5.00%	10/01/2035	$4,273
4,105	Housing Dev. Auth.	4.50	1/01/2039	3,787
3,500	Isle of Wight County IDA	5.85	1/01/2018	3,536
1,000	King George County IDA (INS)	5.00	3/01/2032	1,016
5,000	Lewistown Commerce Center Community Dev. Auth.	5.75	3/01/2017	4,506
1,545	Lynchburg (PRE)	5.75	6/01/2030	1,596
5,000	Marquis Community Dev. Auth.	5.63	9/01/2018	4,061
2,440	Montgomery County IDA (INS) (PRE)	5.50	1/15/2022	2,593
5,500	Montgomery County IDA	5.00	2/01/2029	5,768
3,170	Newport News (PRE)	5.75	5/01/2018	3,291
6,750	Newport News (PRE)	5.75	5/01/2020	7,009
5,245	Newport News EDA	5.00	7/01/2031	5,529
1,850	Norfolk Redevelopment and Housing Auth.	5.50	11/01/2019	1,893
5,000	Peninsula Town Center Community Dev. Auth.	6.45	9/01/2037	4,170
2,815	Powhatan County EDA (INS)	5.00	3/15/2032	2,869
1,620	Prince William County (INS)	5.00	9/01/2024	1,713
1,210	Prince William County IDA	5.50	10/01/2017	1,239
1,695	Prince William County IDA	5.00	10/01/2018	1,762
1,350	Prince William County IDA	5.50	10/01/2019	1,367
3,370	Prince William County IDA	4.88	1/01/2020	2,967
3,985	Prince William County IDA	5.38	10/01/2023	4,120
8,000	Prince William County IDA	5.13	1/01/2026	5,974
7,500	Prince William County IDA	5.50	10/01/2033	7,543
10,585	Public School Auth. (PRE)	5.50	8/01/2020	11,015
5,310	Rappahannock Regional Jail Auth. (INS)	4.75	12/01/2031	5,347
6,280	Rappahannock Regional Jail Auth. (INS)	4.50	12/01/2036	6,222
1,790	Resources Auth. (PRE)	5.63	10/01/2022	1,862
3,945	Resources Auth.	4.75	11/01/2035	4,024
2,000	Resources Auth.	4.38	11/01/2036	1,959
2,150	Reynolds Crossing Community Dev. Auth.	5.10	3/01/2021	2,001
2,500	Richmond (INS)	4.50	1/15/2033	2,519
2,000	Richmond	5.00	1/15/2035	2,118
6,295	Richmond Convention Center Auth. (PRE)	6.13	6/15/2020	6,526
14,750	Richmond Convention Center Auth. (PRE)	6.13	6/15/2025	15,292
5,120	Roanoke County EDA (INS)	5.00	10/15/2027	5,469
2,850	Roanoke County EDA (INS)	5.00	10/15/2032	2,954
4,285	Roanoke County EDA (INS)	5.13	10/15/2037	4,440
1,500	Small Business Financing Auth.	5.25	9/01/2027	1,377
15,000	Small Business Financing Auth.	5.25	9/01/2037	12,844
6,345	Spotsylvania County EDA (INS)	5.00	2/01/2031	6,482
7,400	Stafford County and City of Stauton IDA (INS)	5.25	8/01/2031	7,628
16,155	Stafford County and City of Stauton IDA (INS)	5.25	8/01/2036	16,396
10,000	Tobacco Settlement Financing Corp.	5.00	6/01/2047	6,878
10,850	Univ. of Virginia	5.00	6/01/2027	11,353
10,395	Virginia Beach (PRE)	5.50	8/01/2025	10,714
1,000	Virginia Beach Dev. Auth.	6.15	7/01/2027	901
5,000	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	4,741
3,000	Winchester IDA	5.63	1/01/2044	3,052

510,210

	District of Columbia (3.6%)
2,825	Metropolitan Airports Auth.	5.00	10/01/2029	2,976
12,465	Metropolitan Airports Auth.	5.00	10/01/2030	13,021
3,000	Metropolitan Airports Auth.	5.00	10/01/2039	3,011
1,000	Metropolitan Area Transit Auth.	5.13	7/01/2032	1,061

20,069

	Puerto Rico (1.3%)
6,180	Commonwealth (PRE)	5.25	7/01/2032	7,326

	Total Fixed-Rate Instruments (cost: $544,797) 537,605

3|  USAA Virginia Bond Fund

Principal Amount (000)	Security Coupon Rate		Final Maturity Market Value (000)

	VARIABLE-RATE DEMAND NOTES (2.7%)
	Virginia (1.8%)
$10,000	Russell County IDA (LOC - Regions Bank)		0.90%	7/01/2038		$10,000

	Puerto Rico (0.9%)
5,000	Electric Power Auth. (LIQ)(LOC - Dexia Credit Local) (a)		0.40	7/01/2026		5,000

	Total Variable-Rate Demand Notes (cost: $15,000) 15,000

	Total Investments (cost: $559,797)					$552,605

($ in 000s)	VALUATION HIERARCHY

		(LEVEL 1) Quoted Prices in Active Markets for Identical Assets		(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
FIXED-RATE INSTRUMENTS		$—		$537,605	$—		$537,605
VARIABLE-RATE DEMAND NOTES		—		15,000	—		15,000
Total		$—		$552,605	$—		$552,605

                                                                                                                                                                                                                                                                              Portfolio of Investments |  4

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

5|  USAA Virginia Bond Fund

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. Subsequent events – Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 22, 2010, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

E. As of December 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2009, were $15,064,000 and $22,256,000, respectively, resulting in net unrealized depreciation of $7,192,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $559,898,000 at December 31, 2009, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

                                                                                                                                                                                                                                                            Notes to Portfolio of Investments |  6

(a)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

7  |  USAA Virginia Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    2/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    2/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.